Equity and Remuneration to Shareholders - Summary of Dividends and Interest on Capital Payable (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of dividend [abstract]
Beginning balance	R$ 428
Dividends and interest on equity	867	R$ 500	R$ 167
Withholding income tax on interest on capital	(17)
Dividends proposed for non-controlling shareholder.	127
Proposed dividends of previous years	(42)
Expired dividends	(8)
Dividends retained - Minas Gerais state government (Note 12)	(491)
Ending balance	R$ 864	R$ 428